Subordinated Liabilities - Summary of Subordinated Liabilities - Parent (Parenthetical) (Detail) - Santander UK Group Holdings plc [member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
4.75% Subordinated Notes 2025 [member]
Subordinated liabilities [line items]
Interest rate	4.75%	4.75%
Notional amount	$ 1,000,000,000	$ 1,000,000,000
5.625% Subordinated Notes 2045 [member]
Subordinated liabilities [line items]
Interest rate	5.625%	5.625%
Notional amount	$ 500,000,000	$ 500,000,000